DIRECTORS AND SENIOR MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Summary of Remuneration of Directors of the Company	Remuneration of Directors of the Company

	$ million
	2021	2020	2019
Emoluments	12	6	8
Value of released awards under long-term incentive plans	5	6	12
Employer contributions to pension plans	1	1	1

Summary of Directors and Senior Management Expense	Directors and Senior Management expense

	$ million
	2021	2020	2019
Short-term benefits	27	14	18
Retirement benefits	3	3	3
Share-based compensation	16	17	15
Termination and related amounts	2	2	2
Total	48	36	38